Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 14,001,175	$ 15,231,108
Trade receivables	105,344	105,911
Other receivables	55,701	528,991
Inventory	171,302	163,414
Prepaid expenses	9,301	40,082
Total Current Assets	14,342,823	16,069,506
Equity method investment	1,986,308
Intangible assets	19,800,767	19,800,767
Property and equipment	3,982	2,805
Total Assets	36,133,880	35,873,078
Liabilities
Trade payables and accrued liabilities	305,718	317,537
Related Parties	100,285	113,892
Deferred revenue	109,026	145,404
Other payables	1,045,425
Enhanced voting preference shares	36,590	35,979
Derivative for settlement agreement		191,884
Total Current Liabilities	1,597,044	804,696
Derivative warrants liabilities	5,901	5,802
Liabilities for employee benefits	51,651	62,212
Total Liabilities	1,654,596	872,710
Shareholders’ equity
Share capital	94,299,050	94,159,660
Share-based payment reserve	1,096,335	1,096,335
Translation differences reserve	(116,541)	(350,710)
Capital reserve for re-measurement of defined benefit plan	89,232	75,215
Accumulated Deficit	(60,888,792)	(59,980,132)
Total Shareholders’ equity	34,479,284	35,000,368
Total Liabilities and Shareholders’ Equity	$ 36,133,880	$ 35,873,078